Condensed Consolidating Financial Statements (Consolidated and Combined Statement of Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Jan. 03, 2016	Oct. 04, 2015	Jul. 05, 2015	Mar. 31, 2015	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Sales, net	$ 612,303	$ 592,557	$ 551,377	$ 514,497	$ 485,389	$ 506,881	$ 525,149	$ 565,995	$ 2,270,734	$ 2,083,414	$ 1,873,919
Cost of sales									1,651,289	1,554,493	1,406,616
Gross profit	163,625	167,504	149,024	139,292	122,838	134,037	128,595	143,451	619,445	528,921	467,303
Research and development									12,512	9,518	13,984
Selling, general, and administrative									344,175	283,029	219,512
Goodwill and tradename impairment									0	52,220	0
Income before interest and income taxes									262,758	184,154	233,807
Equity in income of subsidiaries									0	0	0
Interest expense, net									(24,351)	(30,108)	(15,469)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									238,407	154,046	218,338
Income tax provision									91,370	74,518	85,081
Net income	$ 37,312	$ 43,159	$ 32,675	$ 33,891	$ 15,907	$ (11,169)	$ 33,745	$ 41,045	147,037	79,528	133,257
Total other comprehensive income (loss)									89	(48,536)	(1,104)
Comprehensive income									147,126	30,992	132,153
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Sales, net									225,901	240,883	136,766
Cost of sales									149,043	158,105	104,520
Gross profit									76,858	82,778	32,246
Research and development									0	14	2,495
Selling, general, and administrative									54,218	57,956	26,863
Goodwill and tradename impairment										0
Income before interest and income taxes									22,640	24,808	2,888
Equity in income of subsidiaries									0	0	0
Interest expense, net									0	0	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									22,640	24,808	2,888
Income tax provision									8,079	8,446	3,018
Net income									14,561	16,362	(130)
Total other comprehensive income (loss)									5,601	(50,643)	(1,505)
Comprehensive income									20,162	(34,281)	(1,635)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Sales, net									2,157,398	1,958,204	1,805,611
Cost of sales									1,615,516	1,512,826	1,364,790
Gross profit									541,882	445,378	440,821
Research and development									12,512	9,504	11,489
Selling, general, and administrative									289,957	225,073	192,649
Goodwill and tradename impairment										52,220
Income before interest and income taxes									239,413	158,581	236,683
Equity in income of subsidiaries									14,984	16,900	(3,775)
Interest expense, net									0	0	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									254,397	175,481	232,908
Income tax provision									92,140	77,025	89,983
Net income									162,257	98,456	142,925
Total other comprehensive income (loss)									89	(48,536)	(1,104)
Comprehensive income									162,346	49,920	141,821
Reportable Legal Entities [Member] | Parent Company [Member]
Sales, net									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Research and development									0	0	0
Selling, general, and administrative									0	0	0
Goodwill and tradename impairment										0
Income before interest and income taxes									0	0	0
Equity in income of subsidiaries									162,257	98,456	142,925
Interest expense, net									(24,351)	(30,108)	(15,469)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									137,906	68,348	127,456
Income tax provision									(9,131)	(11,180)	(5,801)
Net income									147,037	79,528	133,257
Total other comprehensive income (loss)									89	(48,536)	(1,104)
Comprehensive income									147,126	30,992	132,153
Consolidation, Eliminations [Member]
Sales, net									(112,565)	(115,673)	(68,458)
Cost of sales									(113,270)	(116,438)	(62,694)
Gross profit									705	765	(5,764)
Research and development									0	0	0
Selling, general, and administrative									0	0	0
Goodwill and tradename impairment										0
Income before interest and income taxes									705	765	(5,764)
Equity in income of subsidiaries									(177,241)	(115,356)	(139,150)
Interest expense, net									0	0	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(176,536)	(114,591)	(144,914)
Income tax provision									282	227	(2,119)
Net income									(176,818)	(114,818)	(142,795)
Total other comprehensive income (loss)									(5,690)	99,179	2,609
Comprehensive income									$ (182,508)	$ (15,639)	$ (140,186)